As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on December 13, 2000                        Registration No. 811-2513
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
-------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 26 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


-------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
           --------
              X    on December 14, 2000 pursuant to paragraph (b) of Rule 485
           --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                         LOCATION - PROSPECTUS DATED
                                                                          MAY 1, 2000, AS AMENDED BY
                                                                              SUPPLEMENTS DATED
                                                                    SEPTEMBER 1, 2000, SEPTEMBER 14, 2000,
                                                                    DECEMBER 6, 2000, MARCH __, 2001, AND
    FORM N-4                                                            TWO SUPPLEMENTS EACH DATED
    ITEM NO.                    PART A (PROSPECTUS)                          DECEMBER 14,2000
        1          Cover Page...................................  Cover Page

        2          Definitions..................................  Not Applicable

        3          Synopsis.....................................  Contract Overview; Fee Table, as amended

        4          Condensed Financial Information..............  Condensed Financial Information; Appendix IV - Condensed
                                                                  Financial Information

        5          General Description of Registrant,
                   Depositor, and Portfolio Companies...........  Other Topics - The Company, as amended; Variable Annuity
                                                                  Account C; Appendix III - Fund Descriptions, as amended

        6          Deductions and Expenses......................  Fee Table as amended; Fees, as amended

        7          General Description of Variable Annuity
                   Contracts....................................  Contract Overview; Other Topics

        8          Annuity Period...............................  The Income Phase

        9          Death Benefit................................  Death Benefit

       10          Purchases and Contract Value.................  Contract Purchase and Participation; Your Account Value

       11          Redemptions..................................  Right to Cancel; Withdrawals; Systematic Distribution Options

       12          Taxes........................................  Taxation

       13          Legal Proceedings............................  Other Topics - Legal Matters and Proceedings

       14          Table of Contents of the Statement of
                   Additional Information.......................  Contents of the Statement of Additional Information


                                                                    LOCATION - STATEMENT OF
                                                                  ADDITIONAL INFORMATION DATED
                                                                   MAY 1, 2000, AS AMENDED BY
                                                                     SUPPLEMENTS DATED
                                                                  SEPTEMBER 14, 2000 AND TWO
    FORM N-4                   PART B (STATEMENT OF                 SUPPLEMENTS EACH DATED
    ITEM NO.                  ADDITIONAL INFORMATION)                 DECEMBER 14, 2000
       15          Cover Page...................................  Cover page

       16          Table of Contents............................  Table of Contents

       17          General Information and History..............  General Information and History, as amended

       18          Services.....................................  General Information and History, as amended;
                                                                  Independent Auditors

       19          Purchase of Securities Being Offered.........  Offering and Purchase of Contracts

       20          Underwriters.................................  Offering and Purchase of Contracts

       21          Calculation of Performance Data..............  Performance Data, as amended; Average Annual Total
                                                                  Return Quotations

       22          Annuity Payments.............................  Income Phase Payments

       23          Financial Statements.........................  Financial Statements of the Separate Account;
                                                                  Financial Statements of Aetna Life Insurance and
                                                                  Annuity Company

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 26 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 (File No. 33-75962), by reference to Prospectus Supplement dated August 21, 2000 as filed under Rule 497(e) on August 21, 2000, by reference to Prospectus Supplement dated
September 1, 2000 as filed in Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000 and declared effective on September 1, 2000, by reference to Supplement dated September 14, 2000 as filed in Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 1, 2000 and declared effective on September 14, 2000, and by reference to Supplements dated December 6, 2000 and March __, 2001, as filed in Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 6, 2000 and declared effective on December 6, 2000.

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 26 by reference to Registrant's filing on Form N-4 (File No. 33-75962), as filed on April 13, 2000 and declared effective on May 1, 2000, by reference to Prospectus Supplement dated August 21, 2000, filed pursuant to Rule 497(e), as filed on August 21, 2000, and by reference to Supplement dated
September 14, 2000 as filed in Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 1, 2000 and declared effective on September 14, 2000.

Two Supplements to the Prospectus and a Supplement to the Statement of Additional Information, each dated December 14, 2000, are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                       SUPPLEMENT DATED DECEMBER 14, 2000
          TO PROSPECTUS DATED MAY 1, 2000 AND AS AMENDED BY SUPPLEMENTS
        DATED SEPTEMBER 1, 2000, SEPTEMBER 14, 2000, DECEMBER 6, 2000 AND
                AN ADDITIONAL SUPPLEMENT DATED DECEMBER 14, 2000


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000 and as amended by supplements dated September 1, 2000, September 14, 2000, December 6, 2000 and an additional supplement dated December 14, 2000. You should read this supplement along with the prospectus.



1. Effective February 2001, the mutual funds listed below are added to the list of funds on page 1 of the prospectus that may be available under your plan:

          American Century Income & Growth Fund (Advisor Class)(1) DEM-Registered Trademark- Equity Fund (Institutional Shares)(1) Janus Aspen Capital Appreciation Portfolio (Service Shares) Oppenheimer Developing Markets Fund (Class A Shares)(1)
          Pax World Balanced Fund, Inc.(1)
          Wachovia Special Values Fund (Class A Shares) (1)

          Some investment options may be unavailable through certain contracts and plans, or in some states.

          (1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."

2. The following adds information about the funds listed in item 1 above to pages 8 and 9 of the prospectus.

                                                       FUND EXPENSE TABLE

--------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FUND                      NET FUND
                                                                             ANNUAL                         ANNUAL
                                                                            EXPENSES     TOTAL WAIVERS     EXPENSES
                                           INVESTMENT                        WITHOUT     AND REDUCTIONS     AFTER
                                        ADVISORY FEES(1)  OTHER EXPENSES   WAIVERS OR                     WAIVERS OR
                                                                           REDUCTIONS                     REDUCTIONS
--------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Fund
(Advisor Class)(9)(10)                       0.43%            0.50%           0.93%            --           0.93%
--------------------------------------------------------------------------------------------------------------------
DEM-Registered Trademark- Equity Fund
(Institutional Shares)(11)                   0.90%            2.10%           3.00%          1.75%          1.25%
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Service Shares)(12)               0.65%            0.29%           0.94%            --           0.94%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund
(Class A Shares)(13)                         1.00%            1.36%           2.36%            --           2.36%
--------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund, Inc. (14)           0.51%            0.38%           0.89%            --           0.89%
--------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund (Class A
Shares)(15)                                  0.80%            0.43%           1.23%          0.00%          1.23%
--------------------------------------------------------------------------------------------------------------------

FOOTNOTES:

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors.


X.75962-00A                                                       December 2000

(9) Investment Advisory Fees are based on expenses incurred during the fund's most recent fiscal year. The fund has stepped fee schedules. As a result, the fund's management fee rates generally decrease as fund assets increase.

(10) Other Expenses include Distribution and Service (12b-1) Fees of 0.50% and include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 1999. The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing record keeping and administrative services that would otherwise be performed by an affiliate of the fund's advisor, and a portion is used to compensate them for distribution and other shareholder services.

(11) The amount shown under "Other Expenses" includes a fee paid to the fund's distributor for stockholder servicing and distribution services at an annual rate of up to a total of 0.25% of average daily net assets. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

(12) Other Expenses include Distribution (12b-1) Fees of 0.25%. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. Expenses are based on the estimated expenses that the new Service Shares Class expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

(13) The fees and expenses presented above are based on the fund's fiscal year ended August 31, 1999. "Other Expenses" include Distribution and/or Service (12b-1) Fees of 0.25%. The remaining "Other Expenses" of 1.11% include transfer agent fees, custodial expenses, and accounting and legal expenses the fund pays.

(14)  Other Expenses include Distribution and/or Service (12b-1) Fees of 0.19%.

(15) Other Expenses include a Shareholder Services Fee of 0.25%. Pursuant to an agreement between the fund's adviser and The Wachovia Funds (the Trust), the fund's adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the fund, so that the fund's net operating expenses do not exceed, in the aggregate, the fund's Total Actual Annual Operating Expenses listed above. The fund's adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the fund's adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 10 of the prospectus:

HYPOTHETICAL EXAMPLES:

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purposes of these examples, we deducted a mortality and expense risk charge of 1.10% annually for all subaccounts except the Aetna Money Market VP subaccount, and 0.35% annually for the Aetna Money Market VP subaccount, and the maximum administrative expense charge of 0.25% annually (not currently charged). The total fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

------------------------------------


--   These examples are purely
     hypothetical.
--   They should not be                          EXAMPLE A                                      EXAMPLE B
     considered a representation
     of past or future expenses or   If you withdraw your entire account value      If you leave your entire account value
     expected returns.               at the end of the periods shown, you           invested or if you select an income phase
--   Actual fees and/or              would pay the following fees, including        payment option at the end of the periods
     returns may be more or less     any applicable Early Withdrawal Charge         shown, you would pay the following fees
     than those shown in these       assessed:*                                     (no Early Withdrawal Charge is
     examples.                                                                      reflected):**
------------------------------------

                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     ------    -------    -------    --------       ------    -------    -------    --------

American Century Income &  Growth
Fund (Advisor Class)                  $74       $125       $179       $262           $23       $71        $122       $262

DEM-Registered Trademark- Equity Fund
 (Institutional Shares)               $94       $183       $273       $449           $44       $132       $221       $449

Janus Aspen Capital
Appreciation Portfolio
 (Service Shares)                     $75       $126       $180       $263           $23       $72        $123       $263

Oppenheimer Developing
 Markets Fund (Class A
 Shares)                              $88       $165       $245       $396           $37       $113       $192       $396


Pax World Balanced Fund, Inc.         $74       $124       $177       $257           $23       $70        $120       $257

Wachovia Special Values Fund
 (Class A Shares)                     $77       $134       $193       $291           $26       $80        $137       $291

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

4. The section in the prospectus entitled "Additional Risks of Investing in the Funds" located on page 12 of the prospectus is amended by adding the following subparagraphs entitled "Public Funds" and "Possible Conflicts of Interest" as follows:

     PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

     -- American Century Income & Growth Fund (Advisor Class)
     -- DEM-Registered Trademark- Equity Fund (Institutional Shares) -- Oppenheimer Developing Markets Fund (Class A Shares)
     -- Pax World Balanced Fund, Inc.
     -- Wachovia Special Values Fund (Class A Shares)

     See "Taxation-Use of Public Funds in a Section 403(b) Contract" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

     POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any materially irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

5. The Taxation section of the prospectus is amended by adding a new paragraph entitled "Use of Public Funds in a Section 403(b) Contract" after the paragraph entitled "Assignment or Transfer of Contracts" located on page 31 of the prospectus as follows:

     USE OF PUBLIC FUNDS IN A SECTION 403(b) CONTRACT.

     In addition to being offered as an investment option under the contract, shares of certain of the Funds

     -- American Century Income & Growth Fund (Advisor Class)
     -- DEM-Registered Trademark- Equity Fund (Institutional Shares) -- Oppenheimer Developing Markets Fund (Class A Shares)
     -- Pax World Balanced Fund, Inc.
     -- Wachovia Special Values Fund (Class A Shares)

     are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.


X.75962-00A                                                       December 2000

6. The following information is added to Appendix III, Fund Descriptions, in the prospectus:

-- AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS) seeks capital growth by investing in common stocks. Income is a secondary objective.
         INVESTMENT ADVISER:  American Century Investment Management, Inc.

-- DEM-Registered Trademark- EQUITY FUND (INSTITUTIONAL SHARES) seeks to provide aggressive long-term growth through capital appreciation.
         INVESTMENT ADVISER: Chapman Capital Management, Inc.

-- JANUS ASPEN SERIES--CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) seeks long-term growth of capital.
         INVESTMENT ADVISER: Janus Capital Corporation

-- OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES) aggressively seeks capital appreciation.
         INVESTMENT ADVISER:  OppenheimerFunds, Inc.

-- PAX WORLD BALANCED FUND, INC. seeks to provide its shareholders with a diversified holding of securities of companies which offer primarily income and conservation of principal and secondarily possible long-term growth of capital.
         INVESTMENT ADVISER:  Pax World Management Corp.

-- WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES) seeks to produce growth of principal.
         INVESTMENT ADVISER:  Wachovia Asset Management

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                       SUPPLEMENT DATED DECEMBER 14, 2000
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 AND
              AS AMENDED BY SUPPLEMENT DATED SEPTEMBER 14, 2000 AND
                  TWO SUPPLEMENTS EACH DATED DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the statement of additional information dated May 1, 2000 and as amended by supplement dated September 14, 2000 and an additional supplement dated December 14, 2000. You should read this supplement along with the statement of additional information.

- The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to add the following funds to the list of funds that may be available under the contract, effective February 2001.

     American Century Income & Growth Fund (Advisor Class)
     DEM-Registered Trademark- Equity Fund (Institutional Shares)
     Janus Aspen Capital Appreciation Portfolio (Service Shares)
     Oppenheimer Developing Markets Fund (Class A Shares)
     Pax World Balanced Fund, Inc.
     Wachovia Special Values Fund (Class A Shares)

- The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:

     As of December 31, 1999 the American Century Income & Growth Fund (Advisor Class), the DEM-Registered Trademark- Equity Fund (Institutional Shares), the Janus Aspen Capital Appreciation Portfolio (Service Shares), the Oppenheimer Developing Markets Fund (Class A Shares), the Pax World Balanced Fund, Inc. and the Wachovia Special Values Fund (Class A Shares) had not been offered under Variable Annuity Account C. Therefore, no standardized performance is presented for these funds. The Non-Standardized performance assumes that a mortality and risk expense charge of 1.25% annually (the level of the charge as of December 31, 1999) had been deducted.

                                         ----------------------------------------------------------------------------
                                                                                                             FUND
For periods ended December 31, 1999:                            NON-STANDARDIZED                          INCEPTION
                                                                                                             DATE
---------------------------------------------------------------------------------------------------------------------
                                                                                               SINCE
                SUBACCOUNT                   1 YEAR      3 YEARS    5 YEARS    10 YEARS      INCEPTION**
---------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Fund
(Advisor Class)***                            16.20%     24.84%     26.52%                    20.11%       12/17/1990
---------------------------------------------------------------------------------------------------------------------
DEM-Registered Trademark- Equity Fund
(Institutional  Shares)                      109.41%                                          54.52%       04/08/1998
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Service Shares)****                62.64%                                          54.52%       05/01/1997
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund
(Class A Shares)                              80.13%     17.35%                               17.15%       11/18/1996
---------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund, Inc. (1)             15.80%     20.78%     19.63%      12.13%
---------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund (Class A
Shares)                                        5.03%      9.21%     17.79%                    13.18%       05/07/1993
---------------------------------------------------------------------------------------------------------------------

**       Reflects performance from the fund's inception date.
*** The performance of the Advisor Shares prior to December 15, 1997 reflects the performance of a different class of American Century Fund shares, restated based on the Advisor Shares estimated fees and expenses, ignoring any fee and expense limitations.
**** The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.
(1)      This fund has been in operation for more than ten years.



X.SAI75962-00A                                                    December 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and  Liabilities as of December 31, 1999
                  - Statement of Operations for the year ended December 31, 1999
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended
                    December 31, 1999
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1999, 1998 and 1997
                  - Consolidated Balance Sheets as of December 31, 1999 and 1998
                  - Consolidated Statements of Changes in  Shareholder's
                    Equity for the years ended December 31, 1999, 1998 and 1997
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1999, 1998 and 1997
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-TDA-HH(XC/M))(5)
         (4.2)    Variable Annuity Contract (G-TDA-HH(XC/S))(5)
         (4.3)    Variable Annuity Certificate (GTCC-HH(XC/M))(6)
         (4.4)    Variable Annuity Certificate (GTCC-HH(XC/S))(6)

         (4.5)    Endorsement (EGET-IC(R) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(3)
         (4.6)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(7)
         (4.7)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(7)
         (4.8)    Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(7)
         (4.9)    Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                  GTCC-HH(XC/S)(6)
         (4.10)   Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(8)
         (4.11)   Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(9)
         (4.12)   Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                  GTCC-HH(XC/S)(10)
         (4.13)   Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
                  Certificate G-TDA-HH(XC/M)(11)
         (4.14)   Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and
                  Certificate G-TDA-HH(XC/S)(11)
         (4.15)   Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(12)
         (4.16)   Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and
                  Certificate GTCC-HH(XC/S)(12)
         (4.17)   Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)
         (5)      Variable Annuity Contract Application (300-GTD-NY(5/98))(9)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(13)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(14)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(15)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and AIM dated June 30, 1998(16)
         (8.2)    Service  Agreement  between  Aetna Life  Insurance and Annuity
                  Company and AIM effective June 30, 1998(16)
         (8.3)    First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM
                  Advisors, Inc. effective June 30, 1998(4)
         (8.4)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series,

                  Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.5) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(17)
         (8.6)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(18)
         (8.7) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(19)
         (8.8) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(19)
         (8.9) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.10) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(17)
         (8.11) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(19)
         (8.12) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(19)
         (8.13) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, American Century Investment Services, Inc.(20)
         (8.14) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
         (8.15) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
         (8.16) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(27)
         (8.17) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(14)
         (8.18) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(22)
         (8.19) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(23)
         (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products

                  Fund and Fidelity Distributors Corporation dated
                  February 1, 1994 and amended on December 15, 1994,
                  February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                  May 1, 1997 and November 6, 1997(2)
         (8.21) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997
                  and May 1, 1998(18)
         (8.22) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(14)
         (8.23) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(22)
         (8.24) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(24)
         (8.25) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  January 20, 1998(2)
         (8.26) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
                  and May 1, 1998(18)
         (8.27) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
         (8.28) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)
         (8.29) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated
                  May 2, 1997(17)
         (8.30) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(26)

         (8.31) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(17)
         (8.32) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(18)
         (8.33) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and
                  December 1, 1999(27)
         (8.34) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(24)
         (8.35) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(27)
         (8.36) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna
                  Life Insurance and Annuity Company(27)
         (8.37)   Fund Participation Agreement dated May 11, 1994, between
                  Janus Capital Corporation and Aetna Life Insurance and
                  Annuity Company(18)
         (8.38) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(18)
         (8.39) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(18)
         (8.40) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995(18)
         (8.41)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and
                  May 1, 1995(18)
         (8.42) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996(18)
         (8.43) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995,
                  January 1, 1996, and February 18, 1999(19)

         (8.44) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (8.45) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(28)
         (8.46) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
                  November 28, 1997(2)
         (8.47) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(29)
         (8.48) Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(30)
         (8.49) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and
                  May 1, 1998(31)
         (8.50) Sixth Amendment dated November 17, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997,
                  May 1, 1998 and July 1, 1999(4)
         (8.51) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(32)
         (8.52) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(17)
         (8.53) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(32)
         (8.54) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company(20)
         (8.55) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(20)
         (8.56) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(20)

         (8.57)   Shareholder Services Agreement dated October 4, 1999 between
                  Federated Administrative Services for the Wachovia Funds and
                  the Wachovia Municipal Funds and Aetna Investment Services,
                  Inc.(20)
         (8.58)   First Amendment dated August 15, 2000 to the Shareholder
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services(20)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(6)
         (14.1)   Powers of Attorney(4)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
     April 17, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
     April 14, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 7, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No.
     33-75962), as filed on April 13, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 6, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

15. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
16. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24.  Incorporated by reference to Post-Effective Amendment No. 7 to
     Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25.  Incorporated by reference to Post-Effective Amendment No. 3 to
     Registration Statement on Form N-4 (File No. 33-88720), as filed on
     June 28, 1996.
26. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
28. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 22, 1996.
29. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
31. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
32. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS*                 POSITIONS AND OFFICES WITH DEPOSITOR

Thomas J. McInerney               Director and President

Allan Baker                       Director and Senior Vice President

Catherine H. Smith                Director, Senior Vice President and Chief
                                  Financial Officer

Kirk P. Wickman                   Senior Vice President, General Counsel and
                                  Corporate Secretary

Deborah Koltenuk                  Vice President, Corporate Controller and
                                  Assistant Treasurer

Brian Murphy                      Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the Principal Underwriter:

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
Maureen M. Gillis                     Director and President

Allan Baker                           Director and Senior Vice President

Robert L. Francis                     Director and Senior Vice President

Marie Augsberger                      Senior Vice President

Steven A. Haxton                      Senior Vice President

Gary J. Hegedus                       Senior Vice President

Deborah Koltenuk                      Vice President, Treasurer and Chief Financial
                                      Officer

Therese Squillacote                   Vice President and Chief Compliance Officer

John F. Todd                          Corporate Secretary and Counsel (Chief Legal
                                      Officer)

Martin T. Conroy                      Vice President and Assistant Treasurer

Reginald Bowen                        Vice President

Christina Lareau                      Vice President

Dwyatt McClain                        Vice President

Terran Titus                          Vice President

William T. Abramowicz                 Vice President

Douglas J. Ambrose                    Vice President

Louis E. Bachetti                     Vice President

Ronald R. Barhorst                    Vice President

Robert H. Barley                      Vice President

Steven M. Bresler                     Vice President

David Brounley                        Vice President


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
Daniel P. Charles                     Vice President

Brian D. Comer                        Vice President

Albert J. DiCristofaro, Jr.           Vice President

John B. Finigan                       Vice President

Brian P. Harrington                   Vice President

Bernard P. Heffernon                  Vice President

William S. Jasien                     Vice President

Jess D. Kravitz                       Vice President

George D. Lessner                     Vice President

Katherine E. Lewis                    Vice President

Susan J. Lewis                        Vice President

James F. Lille                        Vice President

David J. Linney                       Vice President

Richard T. Mason                      Vice President

Joseph F. McClain                     Vice President

Pamela Mulvey                         Vice President

W. Michael Montgomery                 Vice President

Scott T. Neeb                         Vice President

Patrick F. O'Christie                 Vice President

Paulette Playce                       Vice President

Marcellous J. Reed                    Vice President

Charles A. Dklader                    Vice President

Frank W. Snodgrass                    Vice President

S. Bradford Vaughan, Jr.              Vice President


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
Mark Woolhiser                        Vice President

David A. Kelsey                       Assistant Vice President

Rose-Marie DeRensis                   Assistant Corporate Secretary

Melinda L. Dziavit                    Assistant Corporate Secretary

*The principal business address of all directors and officers listed is: 151 Farmington Avenue, Hartford, Connecticut 06156

     (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                 and

                      Opportunity Plus Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY  12211

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                           (REGISTRANT)

                               By: AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                           (DEPOSITOR)

                               By: Thomas J. McInerney*
                                   --------------------------------------------
                                   Thomas J. McInerney
                                   President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                                         DATE
Thomas J. McInerney*            Director and President                         )
------------------------------  (principal executive officer)                  )
Thomas J. McInerney                                                            )
                                                                               )
Allan Baker*                    Director                                       )   December
------------------------------                                                 )
Allan Baker                                                                    )   13, 2000
                                                                               )
Catherine H. Smith*             Director and Chief Financial Officer           )
------------------------------                                                 )
Catherine H. Smith                                                             )
                                                                               )
Deborah Koltenuk*               Corporate Controller                           )
------------------------------                                                 )
Deborah Koltenuk                                                               )

By:  /s/ Julie E. Rockmore
     ----------------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT
99-B.4.17      Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M)
               and Certificate GTCC-HH(XC/M)
                                                                         ---------------

99-B.9         Opinion and Consent of Counsel
                                                                         ---------------

99-B.10        Consent of Independent Auditors
                                                                         ---------------